Stock-Based Compensation (Details) - Summary of Restricted Stock Activity - Restricted Stock [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance beginning	10,250	181,250	362,500
Issued	34,268	10,250	0
Vested	(3,630)	(181,250)	(181,250)
Cancelled	0	0	0
Balance end	40,888	10,250	181,250